LanzaTech 10K Commitment and Contingencies (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Year one				$ 1,302
Year two				2,602
Year three				2,347
Year four				2,418
Year five				0
Thereafter				0
Total lease payments				8,669
Headquarters In Skokie, Illinois
Lessee, Lease, Description [Line Items]
Year one	$ 3,287	$ 3,287	$ 3,287	0
Year two	3,287	3,287	3,287	642
Year three	$ 3,287	$ 3,287	$ 3,287	1,303
Year four				1,342
Year five				0
Thereafter				0
Total lease payments				$ 3,287